Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of basic and diluted net income per shares
The following table reflects the calculation of basic and diluted net income (loss) per share of ordinary share:

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	$—	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	$—	$—

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	37,375,000	37,375,000

Basic and diluted net income per share	$—	$—

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Non-Redeemable Ordinary Shares
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$(2,984,151)	$1,384,201
Net income allocable to Class A ordinary shares subject to possible redemption	—	—

Non-redeemable net income (loss)	$(2,984,151)	$1,384,201

Denominator: Weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	9,343,750	9,343,750

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.32)	$0.15

Enjoy Technology Inc [Member]
Summary of Reconciliation Of Cash and Cash Equivalents and Restricted Cash
The reconciliation of cash and cash equivalents and restricted cash is as follows (in thousands):

	December 31,
	2020	2019
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$58,452	$61,685
Restricted cash	5,494	4,329

Total cash, cash equivalents and restricted cash	$63,946	$66,014

Schedule of Estimated Useful Life Of the Property and Equipment	The estimated useful lives of the Company’s property and equipment are as follows:

Property and Equipment	Useful Life
Office equipment	3 years
Computer equipment	3 years
Vehicles	3 years
Leasehold improvements	Shorter of estimated life of the asset or remaining lease term
Furniture and fixtures	5 years

Schedule of Reconciliation of Changes in the Chargeback Accounts
Changes in the chargeback accounts were as follows (in thousands):

Chargebacks
Balance as of January 1, 2019	$—
Provision	2,178
Credits/payments made	—

Balance as of December 31, 2019	2,178
Provision	8,981
Credits/payments made	(5,763)

Balance as of December 31, 2020	$5,396

Schedule of Weighted Average Assumptions Used to Estimate The Fair Value Of Stock Options Granted During the Year
The weighted-average assumptions used to estimate the fair value of stock options granted during the year is as follows:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	1.18%	1.78%
Expected term (in years)	6.01	5.95
Expected volatility	48.4%	46.6%
Expected dividend yield	0%	0%
Fair value of common stock	$0.42	$0.41